Basic and Diluted Net Loss Per Share	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Earnings Per Share [Abstract]
Basic and Diluted Net Loss per Share
13. Basic and Diluted Net Loss per Share
The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to common stockholders for the three and six months ended July 31, 2021 and 2020:

	Three Months Ended July 31,		Six Months Ended July 31,
	2021	2020	2021	2020
	(in thousands, except share and per share data)		(in thousands, except share and per share data)
Numerator:
Net income (loss)	$(84,938)	$(35,287)	$(2,649)	$(65,385)

Adjust: Accretion of beneficial conversion feature of redeemable convertible preferred stock	—	(58,625)	—	(58,625)
Adjust: Cumulative dividends on redeemable convertible preferred stock	—	—	(4,292)	—
Adjust: Deemed dividends attributable to vested option holders	—	—	(51,855)	—
Adjust: Deemed dividends attributable to common stock warrant holders	—	—	(110,635)	—

Net loss attributable to common stockholders - Basic	(84,938)	(93,912)	(169,431)	(124,010)
Less: Gain attributable to earnout shares issued	—	—	(84,420)	—
Less: Change in fair value of dilutive warrants	(7,427)	—	(53,540)	—

Net loss attributable to common stockholders - Diluted	$(92,365)	$(93,912)	$(307,391)	$(124,010)

Denominator:
Weighted average common shares outstanding	312,465,016	13,537,501	266,473,703	12,822,481
Less: Weighted-average unvested restricted shares and shares subject to repurchase	(237,490)	(68,824)	(276,221)	—

Weighted average shares outstanding - Basic	312,227,526	13,468,677	266,197,482	12,822,481
Add: Earnout Shares under the treasury stock method	—	—	7,464,203	—
Add: Public and Private Placement Warrants under the treasury stock method	1,374,574	—	1,915,315	—

Weighted average shares outstanding - Diluted	313,602,100	13,468,677	275,577,000	12,822,481

Net loss per share - Basic	$(0.27)	$(6.97)	$(0.64)	$(9.67)

Net loss per share - Diluted	$(0.29)	$(6.97)	$(1.12)	$(9.67)

As a result of the Merger, the Company has retroactively adjusted the weighted-average number of shares of Common Stock outstanding prior to the
Closing Date by multiplying them by the
Exchange Ratio
 of 0.9966 used to determine the number of shares of Common Stock into which they converted. The Common Stock issued as a result of the redeemable convertible preferred stock conversion on the Closing Date was included in the basic net loss per share calculation on a prospective basis.
Redeemable convertible preferred stock and preferred stock warrants outstanding prior to the Merger Closing Date were excluded from the diluted net loss per share calculation for the six-months
period ended July 31, 2021, because including them would have had an antidilutive effect
.
The potential shares of Common Stock that were excluded from the computation of diluted net loss per share attributable to common stockholders at each period end because including them would have had an antidilutive effect were as follows:

	July 31, 2021	July 31, 2020
Redeemable convertible preferred stock (on an as-converted basis)	—	192,469,995
Options to purchase common stock	26,401,717	39,463,877
Restricted stock units	4,017,149	—
Unvested early exercised common stock options	211,464	102,781
Common stock and preferred stock warrants	37,075,846	38,193,342

Total potentially dilutive common share equivalents	67,706,176	270,229,995

16.	Basic and Diluted Net Loss per Share
The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to common stockholders for the years ended January 31, 2021, 2020, and 2019:

(in thousands, except share and per share data)	Year Ended January 31,
	2021	2020	2019
Numerator:
Net loss attributable to common stockholders	$(274,200)	$(134,327)	$(108,087)
Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders, basic and diluted	15,116,763	8,893,787	4,342,517

Net loss per share attributable to common stockholders, basic and diluted	$(18.14)	$(15.10)	$(24.89)

The potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have had an antidilutive effect were as follows:

	Year Ended January 31,
	2021	2020	2019
Redeemable convertible preferred stock (on an as-converted basis)	193,037,715	170,686,661	168,052,012
Options to purchase common stock	30,167,178	34,883,465	31,662,022
Unvested restricted common stock	—	166,100	564,740
Unvested early exercised common stock options	371,193	58,830	58,971
Redeemable convertible preferred stock warrants (on an as-converted basis)	2,358,546	2,358,546	2,358,546
Common stock warrants	36,402,515	14,051,462	13,173,245

Total potentially dilutive common share equivalents	262,337,147	222,205,064	215,869,536